Disclosure of financial instruments and management of financial risks - Foreign currency risk (Details) - Foreign currency risk € in Thousands, £ in Thousands, SFr in Thousands, $ in Thousands	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 GBP (£)
EUR | Cash and cash equivalents
Disclosure of financial instruments and risk management
Exposure in (foreign) currency	€ 15,703				€ 57,061
EUR | Cash And Cash Equivalents, One
Disclosure of financial instruments and risk management
Exposure in (foreign) currency	365				221
EUR | Trade and other receivables
Disclosure of financial instruments and risk management
Exposure in (foreign) currency	36				1,550
EUR | Total monetary assets in foreign currency
Disclosure of financial instruments and risk management
Exposure in (foreign) currency	16,104				58,832
EUR | Trade and other payables
Disclosure of financial instruments and risk management
Exposure in (foreign) currency	1,883				13,991
EUR | Trade and other payables, One
Disclosure of financial instruments and risk management
Exposure in (foreign) currency	60				54
EUR | Trade and other payables, Two
Disclosure of financial instruments and risk management
Exposure in (foreign) currency	14				2
EUR | Total monetary liabilities in foreign currency
Disclosure of financial instruments and risk management
Exposure in (foreign) currency	€ 1,957				€ 14,047
USD | Cash and cash equivalents
Disclosure of financial instruments and risk management
Exposure in (foreign) currency | $		$ 16,314				$ 63,052
USD | Cash And Cash Equivalents, One
Disclosure of financial instruments and risk management
Exposure in (foreign) currency | SFr							SFr 205
USD | Trade and other receivables
Disclosure of financial instruments and risk management
Exposure in (foreign) currency | $		37				1,713
USD | Trade and other payables
Disclosure of financial instruments and risk management
Exposure in (foreign) currency | $		$ 1,956				$ 15,460
CHF | Cash And Cash Equivalents, One
Disclosure of financial instruments and risk management
Exposure in (foreign) currency | SFr			SFr 344
CHF | Trade and other payables, Two
Disclosure of financial instruments and risk management
Exposure in (foreign) currency | SFr			SFr 13				SFr 2
GBP | Trade and other payables, One
Disclosure of financial instruments and risk management
Exposure in (foreign) currency | £				£ 50				£ 47